EXHIBIT 99.11	OPUS DATA COMPARE REPORT

Client Loan Number	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
408035605	DTI	42.82%	42.78%	1008 DTI 42.819% Audit used monthly income based on documentation in file.
408035582	DTI	30.51%	30.52%	1008 DTI 30.51% Rounding
408035600	DTI	33.44%	33.43%	1008 DTI is 33.435%; Rounding
408035609	Self Employed	Yes	No	K-1’s located in the loan file show <25% ownership. Borrower is not self-employed by definition.
408035575	CLTV	59.54%	50.40%	2nd lien pulled from full credit line of HELOC, which was a match to AUS figures.
408035575	DTI	39.55%	39.76%	Audit monthly debt figures are based on the most recent credit report in the loan file
408035591	DTI	34.56%	34.57%	1008 DTI 34.564% Rounding
408035598	DTI	42.24%	42.07%	Discrepancy rental income is being used audit used conservative rental based on tax returns. Net Rental $XXXX.XX vs. $XXXX.XX
408035577	DTI	36.15%	36.50%	1008 DTI 36.14% Audit used more conservative income calc.
408035577	Note Date	Per Tape	Per Data	Date Pulled From Note Document In File
408035580	Application Date	Per Tape	Per Data	Tape reflects Broker app date; Audit reflects Lender app date
408035580	Note Date	Per Tape	Per Data	Date Pulled From Note Document In File
408035597	FICO	762	707	Audit utilized the lower of the mid score for both borrowers’. Tape value reflects borrower two mid score
408035585	DTI	29.18%	29.17%	Rounding
408035585	LTV	65.46%	65.45%	Rounding
408035585	Note Date	Per Tape	Per Data	Date Pulled From Note Document In File
408035607	Note Date	Per Tape	Per Data	Date Pulled From Note Document In File
408035565	Appraised Value	Per Tape	Per Data	Value Pulled From Appraisal In File
408035565	CLTV	77.25%	80.00%	1st lien of $XXXXXXXX + 2nd lien of $0 / Value of $XXXXXXXX = LTV of 80%
408035565	DTI	41.41%	41.49%	1008 DTI 41.413% Lender used estimated taxes and insurance figures. Audit used actual figures based on documentation in the loan file.
408035565	LTV	77.25%	80.00%	1st lien of $XXXXXXX + 2nd lien of $0 / Value of $XXXXXXX = CLTV of 80%
408035565	Note Date	Per Tape	Per Data	Date Pulled From Note Document In File
408035558	Note Date	Per Tape	Per Data	Date Pulled From Note Document In File